Note 3 - Acquisitions (Tables)	12 Months Ended
Jan. 31, 2020
Notes Tables
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
	Visual Compliance	CORE	STEP- com	Best- Transport	Total
Purchase price consideration:
Cash, less cash acquired related to Visual Compliance ($170), CORE ($213), STEPcom ($2,700) and BestTransport ($507)	239,863	21,833	18,639	11,718	292,053
Common shares issued	9,045	–	–	–	9,045
Contingent consideration	–	1,450	–	–	1,450
Net working capital adjustments payable / (receivable)	1,147	62	250	–	1,459
	250,055	23,345	18,889	11,718	304,007
Allocated to:
Current assets, excluding cash acquired	6,403	689	1,470	815	9,377
Property and equipment	30	2,048	257	35	2,370
Deferred income tax asset	30,924	–	–	–	30,924
Right-of-use assets	1,188	68	232	194	1,682
Current liabilities	(840)	(352)	(874)	(284)	(2,350)
Deferred revenue	(10,267)	(278)	(813)	(9)	(11,367)
Lease obligations	(1,188)	(68)	(232)	(194)	(1,682)
Deferred income tax liability	(282)	(3,332)	(2,316)	(1,352)	(7,282)
Net tangible assets (liabilities) assumed	25,968	(1,225)	(2,276)	(795)	21,672

Finite life intangible assets acquired:
Customer agreements and relationships	32,186	4,600	10,839	3,000	50,625
Existing technology	69,422	6,800	–	3,800	80,022
Trade names	528	200	102	50	880
Non-compete covenants	3,166	300	205	150	3,821
Goodwill	118,785	12,670	10,019	5,513	146,987
	250,055	23,345	18,889	11,718	304,007
	Aljex	Velocity Mail	PinPoint	Total
Purchase price consideration:
Cash, less cash acquired related to Aljex ($193), Velocity Mail (nil) and PinPoint ($769)	32,382	26,107	9,443	67,932
Common shares issued	–	–	1,536	1,536
Contingent consideration	–	–	714	714
Net working capital adjustments (receivable) / payable	(152)	(102)	36	(218)
	32,230	26,005	11,729	69,964
Allocated to:
Current assets, excluding cash acquired	607	1,407	599	2,613
Other long-term assets	–	501	–	501
Current liabilities	(266)	(81)	(559)	(906)
Deferred revenue	(1,024)	(70)	(574)	(1,668)
Deferred income tax liability	(4,200)	–	(2,077)	(6,277)
Net tangible (liabilities) assets assumed	(4,883)	1,757	(2,611)	(5,737)
Finite life intangible assets acquired:
Customer agreements and relationships	5,300	7,800	7,758	20,858
Existing technology	12,400	7,600	–	20,000
Tradenames	280	100	207	587
Non-compete covenants	230	300	69	599
Goodwill	18,903	8,448	6,306	33,657
	32,230	26,005	11,729	69,964
	ShipRush	PCSTrac	MacroPoint	Total
Purchase price consideration:
Cash, less cash acquired related to ShipRush ($253), PCSTrac (nil) and MacroPoint ($2,098)	14,198	11,492	86,177	111,867
Common shares issued	–	–	20,000	20,000
Contingent consideration	1,233	–	–	1,233
Net working capital adjustments payable	88	40	163	291
	15,519	11,532	106,340	133,391
Allocated to:
Current assets, excluding cash acquired	461	467	2,127	3,055
Current liabilities	(266)	(10)	(1,693)	(1,969)
Deferred revenue	(609)	–	(5,787)	(6,396)
Net tangible (liabilities) assets assumed	(414)	457	(5,353)	(5,310)
Finite life intangible assets acquired:
Customer agreements and relationships	2,400	1,850	26,030	30,280
Existing technology	4,710	3,270	17,170	25,150
In-process research and development	–	–	290	290
Tradenames	120	60	570	750
Non-compete covenants	100	80	2,420	2,600
Goodwill	8,603	5,815	65,213	79,631
	15,519	11,532	106,340	133,391

Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
	Visual Compliance (in years)	CORE (in years)	STEPcom (in years)	Best Transport (in years)
Customer agreements and relationships	14	13	9	12
Existing technology	7	6	N/A	6
Trade names	5	8	3	3
Non-compete covenants	5	5	3	2
	Aljex (in years)	Velocity Mail (in years)	PinPoint (in years)
Customer agreements and relationships	13	12	9
Existing technology	5	5	N/A
Trade names	8	4	8
Non-compete covenants	5	5	5
	ShipRush (in years)	PCSTrac (in years)	MacroPoint (in years)
Customer agreements and relationships	9	13	12
Existing technology	5	5	5
Trade names	8	4	8
Non-compete covenants	5	5	5

Business Acquisition, Pro Forma Information [Table Text Block]
Year Ended	January 31,	January 31,	January 31,
	2020	2019	2018
Revenues	333,323	322,649	313,759
Net income	37,540	31,609	25,312
Earnings per share
Basic	0.46	0.41	0.33
Diluted	0.45	0.41	0.33